Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	[3]
Cash flows from operating activities
Profit/(loss) for the period	$ (51,602)		$ 10,088	[1],[2]
Adjustments for:	84,292		134,269
Depreciation of tangible assets (Note 12)	112,926		115,525
Depreciation of intangible assets	51		48
Provisions	(3)		(58)
Tax (benefits)/expenses	(141)		(526)
Share of profit of equity-accounted investees, net of tax (Note 23)	(8,420)		(21,024)
Net finance expense (Note 11)	26,793		19,641
(Gain)/loss on disposal of assets (Note 12)	(10,175)		21,007
Equity-settled share-based payment transactions	37		161
Amortization of deferred capital gain	(496)		(505)
Gain on bargain purchase (Note 22)	(36,280)		0	[1]
Changes in working capital requirements	(23,136)		4,765
Change in cash guarantees	31		(29)
Change in trade receivables	(325)		2,467
Change in accrued income	(2,796)		5,518
Change in deferred charges	(13,186)		(1,412)
Change in other receivables	(3,760)		2,543
Change in trade payables	(838)		723
Change in accrued payroll	(13,037)		(838)
Change in accrued expenses	13,380		(2,260)
Change in deferred income	(5,109)		(2,300)
Change in other payables	2,185		43
Change in provisions for employee benefits	319		310
Income taxes paid during the period	18		167
Interest paid	(21,394)		(17,569)
Interest received	547		266
Dividends received from equity-accounted investees (Note 23)	0		1,250
Net cash from (used in) operating activities	(11,275)		133,236
Net cash from (used in) investing activities
Acquisition of vessels and vessels under construction (Note 12)	(147,426)		(141,684)
Proceeds from the sale of vessels (Note 12)	10,175		20,790
Acquisition of other tangible assets (Note 12)	(272)		(73)
Acquisition of intangible assets	(1)		(1)
Proceeds from the sale of other (in)tangible assets	0		28
Loans from (to) related parties (Note 23)	118,700		18,500
Net cash received from business combinations (Note 22)	126,288		0
Proceeds from sale of subsidiaries (Note 22)	120,025		0
Net cash from (used in) investing activities	227,489		(102,440)
Net cash from (used in) financing activities
Proceeds from new borrowings (Note 15)	480,056		533,074
Repayment of borrowings (Note 15)	(621,890)		(495,012)
Transaction costs related to issue of loans and borrowings (Note 15)	(1,649)		(5,874)
Dividends paid (Note 13)	(9,501)		(34,651)
Net cash from (used in) financing activities	(152,984)		(2,463)
Net increase (decrease) in cash and cash equivalents	63,230		28,333
Net cash and cash equivalents at the beginning of the period	143,648	[4]	206,689
Effect of changes in exchange rates	(599)		677
Net cash and cash equivalents at the end of the period	206,279		235,699
Net cash and cash equivalents at the end of the period, of which restricted cash (Note 24)	$ 96,689		$ 115

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.